Cash Flow Information - Schedule of Cash Flow Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Reconciliation from net loss after tax to net cash used in operations
Net (loss)	$ (120,375,292)	$ (18,936,454)
Non-cash flows included in operating loss:
Depreciation	763	871
Amortisation	5,491	5,098
Gain on derecognition of warrants	(10,872,829)
(Loss)/gain on fair value of warrants (note 11)	80,139,141	(1,590,162)	$ (49,534)
Loss on extinguishment of liability	326,000
Due diligence expenses (classified as investing activities)		(225,000)
Finance (cost)	21,875,310	(578,611)
Share based payment expense (note 15)	18,665,164	17,922,048
Issue of shares to directors and management in lieu of fees		819,925
Share of net losses of associate	(1,680)	(1,714)
Share of net profits of JV accounted for using the equity method (note 8)	(35,096)	(100,994)
Foreign exchange (loss)/gain	(32,670)	(372,166)
Changes in assets and liabilities:
Decrease in trade and other receivables	14,648	435,266
Decrease in prepaid expenses	954,633	1,645,180
(Increase) in restricted cash and other deposits, net	(245,824)
(Increase) in trade and other payables, net	(6,802,465)	(1,329,879)
Decrease in provisions	2,515	911
(Increase) in funding from related party	(3,499,524)
(Increase)/decrease in other movements	718,811	(283,205)
Net cash (used in) operating activities	$ (19,162,904)	$ (2,588,886)